Accounts receivable, net (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Credit Loss [Abstract]
Beginning balance	$ 2,478,341	$ 123,890
Addition	3,574,521	2,440,018
Reversal		(117,040)
Exchange rate effect	(275,673)	31,473
Ending balance	$ 5,777,189	$ 2,478,341